Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Discontinued Operations [Abstract]
Summary of Discontinued operations

April 21, 2020
Consideration paid by the buyer	89,000
Derecognition of put option from Gazprombank	49,418
Net assets disposed of	(92,838)

Gain on sale of discontinued operations	45,580

Summary of Profit or Loss and Other Comprehensive Income from Discontinued Operations

	Year ended December 31,
	2020	2019
Revenue	2,142	9,414
Expenses	(3,010)	(12,115)
Finance costs	(1,708)	(4,967)
Foreign exchange (loss) gain, net	(1,377)	952

Loss before tax from discontinued operations	(3,953)	(6,716)

Income tax expense	(18)	(74)

Loss after tax from discontinued operations	(3,971)	(6,790)

Gain on sale of discontinued operations	45,580	—
Income tax expense related to sale transaction	—	—
Net gain on sale of discontinued operations	45,580	—

Profit (loss) after tax for the period from discontinued operations	41,609	(6,790)

Summary of Classes of Assets and Liabilities from Discontinued Operations
The major classes of assets and liabilities of the Elga coal complex classified as a disposal group as of the disposal date were as follows:

Assets	April 21, 2020
Non-current assets
Property, plant and equipment	95,411
Right-of-use assets	1,647
Mineral licenses	11,696
Other non-current assets	7

Total non-current assets	108,761

Current assets
Inventories	928
Income tax receivables	8
Other current assets	248
Trade and other receivables	3,060
Cash and cash equivalents	21

Total current assets	4,265

Total assets	113,026

Liabilities	April 21, 2020
Non-current liabilities
Lease liabilities	565
Pension obligations	110
Provisions	940
Deferred tax liabilities	6,567

Total non-current liabilities	8,182

Current liabilities
Loans and borrowings	8,031
Trade and other payables	1,930
Lease liabilities	883
Taxes and similar charges payable other than income tax	1,075
Advances received	2
Pension obligations	24
Provisions	61

Total current liabilities	12,006

Total liabilities	20,188

Net assets	92,838

Summary of Net Cash Flows from Discontinued Operations
The net cash flows from discontinued operations of the Elga coal complex were as follows where net cash flows for 2020 represents net cash flows for the period of January 1 – April 21, 2020:

	Year ended December 31,
	2020	2019
Operating	1,102	2,668
Investing	(182)	(867)
Financing	(906)	(1,800)

Net cash inflow	14	1